Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Reporting_Unit	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary Of Significant Accounting Policy [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Number of reporting unit | Reporting_Unit	1
Tonnage tax included in operating expenses	$ 161,655	132,000	$ 126,000
Deferred debt issuance cost	$ 4,000,000	4,000,000
Current Assets [Member] | Restatement Adjustment [Member]
Summary Of Significant Accounting Policy [Line Items]
Deferred debt issuance cost		1,200,000
Long-Term Assets [Member] | Restatement Adjustment [Member]
Summary Of Significant Accounting Policy [Line Items]
Deferred debt issuance cost		$ 2,800,000